UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09141
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust                                                                                             as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 147.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,982,361
		$2,982,361
Education — 2.5%
2,250	California Educational Facilities Authority, (Stanford University), Residual Certificates, Variable Rate, 10.11%, 12/1/32 (1)(2)	2,757,015
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,775,572
		$6,532,587
Electric Utilities — 11.0%
6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	6,944,795
1,300	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,345,500
2,000	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,227,120
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,555,822
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,869,875
1,000	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	1,074,210
3,400	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,652,314
2,550	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,739,235
		$29,408,871
Escrowed / Prerefunded — 11.3%
3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	3,704,580
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	17,055,500
3,185	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	3,641,570
1,000	Halifax, FL, Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,147,490
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	1,584,380

$2,770	Wisconsin Health & Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	$3,012,264
		$30,145,784
General Obligations — 3.2%
1,500	California, 5.25%, 11/1/29	1,592,220
4,950	California, 5.50%, 11/1/33	5,411,637
1,200	New York City, NY, Variable Rate, 6.838%, 6/1/28 (1)(2)	1,412,352
		$8,416,209
Health Care-Miscellaneous — 1.1%
576	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	597,329
1,521	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,618,694
577	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 7.75%, 12/1/36	601,426
		$2,817,449
Hospital — 18.6%
2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	2,045,020
5,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	5,226,300
600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	614,322
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,279,417
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,252,824
865	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	909,297
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,019,577
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,455,400
2,680	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,819,092
5,000	Illinois Health Facility Authority, (Loyola University Health System), 6.00%, 7/1/21	5,309,900
5,275	Indiana Health & Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	5,400,650
900	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	941,193
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,596,681
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,122,680
730	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	746,024

$2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	$2,575,225
1,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	1,660,680
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,114,900
1,370	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,501,109
		$49,590,291
Housing — 13.3%
990	California Statewide Communities Development Authority, (AMT), Variable Rate, 22.306%, 12/1/34 (1)(2)(3)(4)	1,730,688
2,420	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	2,445,846
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (1)	4,340,160
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (1)	4,220,280
2,158	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	2,279,150
1,765	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	1,768,954
4,380	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	4,492,128
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (1)	4,243,960
2,865	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,918,318
3,450	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,658,587
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,320,823
		$35,418,894
Industrial Development Revenue — 13.1%
1,825	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	1,832,146
1,617	Broward County, FL, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,605,968
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,371,565
2,560	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (3)	2,624,000
1,220	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	1,231,602
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,577,475
1,000	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21 (5)	546,810
6,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	6,130,740

$1,300	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), Variable Rate, 7.75%, 8/1/31	$1,508,195
6,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), Variable Rate, 8.00%, 8/1/28	7,095,960
3,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), Variable Rate, 8.50%, 8/1/28	3,990,385
4,350	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,437,914
		$34,952,760
Insured-Education — 1.2%
3,000	Massachusetts Health & Educational Facilities Authority, (Berklee College of Music), (MBIA), Variable Rate, 6.53%, 10/1/27 (1)(6)	3,187,950
		$3,187,950
Insured-Electric Utilities — 0.5%
1,350	Wamego, KS, Pollution Control Revenue, (MBIA), 5.30%, 6/1/31	1,439,100
		$1,439,100
Insured-General Obligations — 13.4%
2,625	California, (FGIC), Variable Rate, 10.11%, 9/1/30 (1)(2)	3,125,483
500	California, (FGIC), Variable Rate, 43.80%, 12/1/29 (1)(2)(3)(4)	1,092,990
30,160	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/22	14,587,789
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	7,276,490
3,330	Puerto Rico, (AGC), Variable Rate, 8.178%, 7/1/29 (1)(2)(4)	4,926,102
4,000	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(2)	4,717,560
		$35,726,414
Insured-Hospital — 9.4%
19,585	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	8,191,818
22,320	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	8,950,543
10,000	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,816,000
4,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), Variable Rate, 5.775%, 7/1/28 (1)(2)	4,146,760
		$25,105,121
Insured-Housing — 2.0%
4,525	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.772%, 7/1/36 (1)(2)	5,249,950
		$5,249,950

Insured-Industrial Development Revenue — 2.3%
$6,070	Monroe County, GA, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$6,169,548
		$6,169,548
Insured-Lease Revenue / Certificates of Participation — 0.8%
2,145	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,154,502
		$2,154,502
Insured-Special Tax Revenue — 1.6%
4,100	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	4,161,172
		$4,161,172
Insured-Transportation — 17.6%
1,500	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,544,715
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,640,875
2,983	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), Variable Rate, 12.08%, 5/1/10 (1)(2)	3,707,093
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	5,439,150
2,400	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 6.594%, 1/1/37 (1)(2)	2,545,632
5,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	5,231,950
5,500	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	5,710,870
2,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.735%, 7/1/32 (1)(2)	2,231,580
3,275	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.431%, 7/1/41 (1)(2)(4)	4,745,999
7,000	San Antonio, TX, Airport System, (Improvements), (FGIC), (AMT), 5.25%, 7/1/21 (7)	7,319,270
9,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,639,500
		$46,756,634
Nursing Home — 0.8%
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,078,800
		$2,078,800
Other Revenue — 13.7%
3,930	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	4,220,231
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	2,168,095

$3,160	Golden State Tobacco Securitization Corp., CA, 6.75%, 6/1/39	$3,567,703
2,900	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.743%, 6/1/38 (1)(4)(6)	3,555,661
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21 (1)	1,606,920
2,300	Northern TOB Securitization Corp., 0.00%, 6/1/46	210,381
6,050	Northern TOB Securitization Corp., 5.00%, 6/1/46	5,972,318
3,900	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.985%, 10/1/32 (1)(2)	5,321,745
3,208	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,257,469
1,290	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	1,448,464
3,000	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.894%, 6/1/39 (1)(4)(6)	3,737,010
1,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 6.887%, 6/1/37 (1)(2)(4)	1,139,550
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	253,785
		$36,459,332
Senior Living / Life Care — 1.8%
3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (8)	2,255,635
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (5)	2,663,896
		$4,919,531
Special Tax Revenue — 2.7%
3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	3,493,626
240	Longleaf, FL, Community Development District, 6.20%, 5/1/09	241,994
1,150	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.50%, 6/15/24	1,205,925
2,115	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.75%, 6/15/29	2,267,682
		$7,209,227
Transportation — 1.3%
1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	1,561,035
1,875	Kent County, MI, Airport Facility, Variable Rate, 8.84%, 1/1/25 (1)(2)	2,013,825
		$3,574,860
Water and Sewer — 3.1%
3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	3,007,126
5,250	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36	5,371,905
		$8,379,031
Total Tax-Exempt Investments — 147.4% (identified cost $357,021,020)		$392,836,378

Other Assets, Less Liabilities — 1.7%	$4,599,562
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.1)%	$(131,012,560)
Net Assets Applicable to Common Shares — 100.0%	$266,423,380

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At August 31, 2006, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.6%
Colorado	13.3%
Illinois	11.6%
Texas	15.9%
Others, representing less than 10% individually	92.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 10.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $83,681,076 or 31.4% of the Trust’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(5)	Security is in default and making only partial interest payments.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)	Security is in default with respect to principal payments.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	555 U.S. Treasury Bond	Short	$(61,433,539)	$(61,639,687)	$(206,148)

Interest Rate Swaps

At August 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $12,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $46,190 on August 31, 2006.

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$356,320,892
Gross unrealized appreciation	$37,849,292
Gross unrealized depreciation	(1,333,806)
Net unrealized appreciation	$36,515,486

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 25, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 25, 2006